SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.	$ 142,514	$ 3,577,621	$ 5,078,067
Foreign
Total	$ 142,514	$ 3,577,621	$ 5,078,067	$ 370,438